CONSOLIDATED STATEMENT OF CHANGES IN EQUITY € in Thousands, $ in Thousands	Share capital EUR (€)	Share premium EUR (€)	Accumulated losses EUR (€)	Other reserves EUR (€)	Total equity attributable to owners of the parent EUR (€)	EUR (€)	USD ($)
Equity at beginning of period at Dec. 31, 2015	€ 1,580	€ 82,169	€ (51,118)	€ 4,647	€ 37,278	€ 37,278
Total comprehensive loss of the period			(21,374)		(21,374)	(21,374)
Share-based payment				2,849	2,849	2,849
Issue of share capital (restated)	418	45,559			45,977	45,977
Transaction costs for equity issue (restated)		(1,849)			(1,849)	(1,849)
Exercise of stock options (restated)	14	479			493	493
Equity at end of period at Dec. 31, 2016	2,012	126,358	(72,492)	7,496	63,374	63,374
Total comprehensive loss of the period			(28,076)		(28,076)	(28,076)
Share-based payment				4,268	4,268	4,268
Issue of share capital (restated)	1,185	326,515			327,700	327,700
Transaction costs for equity issue (restated)		(23,015)			(23,015)	(23,015)
Exercise of stock options (restated)	19	660			679	679
Equity at end of period at Dec. 31, 2017	3,216	430,518	(100,568)	11,764	344,931	344,931
Total comprehensive loss of the period			(66,641)		(66,641)	(66,641)	$ (66,641)
Share-based payment				19,183	19,183	19,183
Issue of share capital (restated)	347	255,374			255,721	255,721
Transaction costs for equity issue (restated)		(14,655)			(14,655)	(14,655)
Exercise of stock options (restated)	34	2,217			2,251	2,251
Equity at end of period at Dec. 31, 2018	€ 3,597	€ 673,454	(169,603)	€ 30,947	538,395	538,395
Adoption of IFRS 15 (modified retrospective approach)			€ (2,395)		€ (2,395)	€ (2,395)